Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of future lease payments under operating leases	Future lease payments under operating leases as of March 31, 2020 were as follows:
(Amounts in thousands of RMB)
2021	14,902
2022	12,204
2023	11,179
2024	8,404
2025 and thereafter	3,755
Total	50,444